Commissions and Fee Income - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Total Consolidated Segments [Domain Member]
Major type of services: [Abstract]
Commissions for administration	€ 141	€ 129	€ 283	€ 257
Commissions for assets under management	936	818	1,844	1,688
Commissions for other securities	117	117	222	202
Underwriting and advisory fees	564	413	1,151	866
Brokerage fees	437	375	954	876
Commissions for local payments	267	322	612	701
Commissions for foreign commercial business	142	130	280	267
Commissions for foreign currency/exchange business	3	2	6	6
Commissions for loan processing and guarantees	290	244	560	501
Intermediary fees	194	193	402	328
Fees for sundry other customer services	230	173	461	353
Total fee and commissions income	3,321	2,917	6,776	6,046
Gross expense	(747)	(690)	(1,463)	(1,380)
Net fees and commissions	2,574	2,227	5,313	4,666
Corporate Bank [Member]
Major type of services: [Abstract]
Commissions for administration	59	63	120	124
Commissions for assets under management	4	5	8	10
Commissions for other securities	106	110	201	185
Underwriting and advisory fees	9	5	21	15
Brokerage fees	5	2	12	8
Commissions for local payments	112	105	221	227
Commissions for foreign commercial business	111	99	221	203
Commissions for foreign currency/exchange business	2	1	4	2
Commissions for loan processing and guarantees	135	126	275	247
Intermediary fees	2	2	7	7
Fees for sundry other customer services	62	62	134	138
Total fee and commissions income	608	580	1,223	1,166
Investment Bank [Member]
Major type of services: [Abstract]
Commissions for administration	10	4	23	6
Commissions for assets under management	0	0	0	1
Commissions for other securities	0	0	0	0
Underwriting and advisory fees	566	418	1,151	859
Brokerage fees	66	60	129	143
Commissions for local payments	1	(2)	2	0
Commissions for foreign commercial business	6	6	11	13
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	79	43	130	94
Intermediary fees	(1)	0	1	1
Fees for sundry other customer services	128	69	242	131
Total fee and commissions income	855	598	1,689	1,247
Private Bank [Member]
Major type of services: [Abstract]
Commissions for administration	65	57	128	116
Commissions for assets under management	88	79	176	159
Commissions for other securities	10	8	21	16
Underwriting and advisory fees	3	3	9	8
Brokerage fees	318	256	715	615
Commissions for local payments	151	220	385	475
Commissions for foreign commercial business	25	26	50	52
Commissions for foreign currency/exchange business	1	2	3	4
Commissions for loan processing and guarantees	74	71	151	153
Intermediary fees	191	188	387	313
Fees for sundry other customer services	12	12	23	21
Total fee and commissions income	940	922	2,046	1,932
Asset Management [Member]
Major type of services: [Abstract]
Commissions for administration	6	6	11	12
Commissions for assets under management	844	734	1,660	1,518
Commissions for other securities	0	0	1	0
Underwriting and advisory fees	0	0	0	0
Brokerage fees	22	20	40	38
Commissions for local payments	0	0	0	0
Commissions for foreign commercial business	0	0	0	0
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	0	0	0	0
Intermediary fees	0	0	0	0
Fees for sundry other customer services	27	29	59	61
Total fee and commissions income	899	788	1,771	1,629
Capital Release Unit [Member]
Major type of services: [Abstract]
Commissions for administration	1	0	2	0
Commissions for assets under management	0	0	0	0
Commissions for other securities	0	0	0	0
Underwriting and advisory fees	0	0	0	0
Brokerage fees	25	31	58	70
Commissions for local payments	0	0	0	0
Commissions for foreign commercial business	0	0	0	0
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	2	3	3	5
Intermediary fees	0	0	0	0
Fees for sundry other customer services	0	1	2	3
Total fee and commissions income	27	36	65	78
Corporate & Other [Member]
Major type of services: [Abstract]
Commissions for administration	(1)	(1)	(2)	(1)
Commissions for assets under management	0	0	0	0
Commissions for other securities	0	0	0	0
Underwriting and advisory fees	(15)	(14)	(30)	(15)
Brokerage fees	1	5	0	2
Commissions for local payments	3	(1)	4	0
Commissions for foreign commercial business	(1)	(1)	(1)	(1)
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	0	1	2	3
Intermediary fees	2	2	6	7
Fees for sundry other customer services	1	0	2	0
Total fee and commissions income	€ (8)	€ (6)	€ (19)	€ (5)